REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 1,712	$ 2,160	$ 3,502	$ 4,153
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	1,562	2,003	3,205	3,830
Provisional pricing adjustments	(1)	0	(1)	1
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	1,556	1,997	3,196	3,771
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	7	6	10	58
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	112	125	223	250
Provisional pricing adjustments	(5)	(11)	(28)	(20)
Copper Concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	117	136	251	270
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 38	$ 32	$ 74	$ 73